Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Costs and Expenses by Nature [Abstract]
Schedule of Costs and Expenses by Nature	For the years ended December 31, the detail of this item is as follows:
		2021			2022			2023
In thousands of soles	Note	Cost of goods and services	Administrative expenses	Total	Cost of goods and services	Administrative expenses	Total	Cost of goods and services	Administrative expenses	Total
Salaries, wages and fringe benefits (i)		1,261,797	133,237	1,395,034	1,226,807	125,113	1,351,920	965,685	126,538	1,092,223
Services provided by third-parties		1,300,533	69,692	1,370,225	1,332,787	50,089	1,382,876	1,267,385	62,410	1,329,795
Purchase of goods		687,105	43	687,148	633,925	-	633,925	729,521	-	729,521
Other management charges (ii)		222,028	16,623	238,651	364,887	7,861	372,748	394,894	12,808	407,702
Amortization	16	98,977	6,243	105,220	98,529	3,506	102,035	157,132	3,747	160,879
Depreciation (iii)	15	70,285	17,203	87,488	58,011	16,977	74,988	62,939	13,087	76,026
Impairment of accounts receivable (iv)		9,622	-	9,622	170,987	3,120	174,107	-	-	-
Taxes		5,682	163	5,845	16,188	552	16,740	28,351	780	29,131
Impairment of plant and equipment		5,679	-	5,679	3,483	7,269	10,752	-	-	-
Impairment of inventory		2,984	-	2,984	-	-	-	-	-	-
		3,664,692	243,204	3,907,896	3,905,604	214,487	4,120,091	3,605,907	219,370	3,825,277

(i)	For the years ended December 31, salaries, wages and fringe benefits comprises the following:
(ii)	In 2023, mainly corresponds to: a) Increase in project activities of the subsidiary Cumbra Peru S.A. for S/ 20.1 million (S/ 7.6 million for commissions on bonds of the Intipunku Consortium, S/ 12.5 million in Vial Y Vives DSD Quebrada Blanca project, higher costs for increased activity); b) in the subsidiary Unna Energia S. A. for S/ 16.8 million for the increase in royalties according to the license contracts of lot III, resulting from the increase of 160% in oil production and a decrease of 12.4% in the average price. In 2023 the additional production was 334 thousand barrels at an average price per barrel of US$ 81.73.
(iii)	For the years ended December 31, depreciation comprises the following:
(iv)	For the years ended December 31, impairment of accounts receivable and other accounts receivables include the following:

Schedule of Salaries, Wages and Fringe Benefits Comprise	For the years ended December 31, salaries, wages and fringe benefits comprises the following:
In thousands of soles	2021	2022	2023
Salaries and wages (i.1)	1,068,013	1,056,969	837,760
Statutory gratification	96,612	87,357	76,534
Social contributions	75,395	73,371	62,886
Employee’s severance indemnities	66,827	58,072	45,266
Vacations	49,409	47,331	40,166
Workers’ profit sharing (i.2)	8,888	6,700	6,902
Indemnities Payable	9,322	6,436	7,802
Per diem	6,096	3,334	3,621
Other	14,472	12,350	11,286
	1,395,034	1,351,920	1,092,223
Medical Insurance	3,275	3,233	3,232
Medical examinations and psychological evaluation	2,016	952	255
Training	718	1,316	662
Other	8,463	6,849	7,137
	14,472	12,350	11,286
(i.1)	The average number of employees of the Corporation during 2021, 2022 and 2023 was 18,474, 16,336 and 12,877, respectively.
(i.2)	The distribution of workers’ profit sharing in the consolidated statements of profit or loss for the years ended December 31 is shown below:

Schedule of Workers’ Profit Sharing	The distribution of workers’ profit sharing in the consolidated statements of profit or loss for the years ended December 31 is shown below:
In thousands of soles	2021	2022	2023
Cost of sales of goods and services	7,650	6,382	6,837
Administrative expenses	1,238	318	65
	8,888	6,700	6,902

Schedule of Depreciation Comprises	For the years ended December 31, depreciation comprises the following:
		Cost of sales and services			Administrative expenses
In thousands of soles	Note	2021	2022	2023	2021	2022	2023
Property, plant and equipment	15.B	58,434	47,195	51,964	6,406	5,113	2,371
Right-of-use assets	15.C	9,498	8,809	9,082	8,834	9,900	8,752
Investment property	15.A	2,353	2,007	1,893	1,963	1,964	1,964
		70,285	58,011	62,939	17,203	16,977	13,087

Schedule of impairment of accounts receivable	For the years ended December 31, impairment of accounts receivable and other accounts receivables include the following:
In thousands of soles	Note	2021	2022	2023
Trade accounts receivables	10(d)	1,061	54,766	-
Other accounts receivable	12(f)	1,177	119,299	-
Accounts receivable from related parties and joint operators		7,184	42	-
		9,422	174,107	-